Equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation, Depletion And Amortization, Property, Plant, And Equipment	$ (48,636)	$ (47,895)
Property, Plant And Equipment, Net	632	1,373
Property, Plant And Equipment, Gross	49,268	49,268
Software licenses
Property, Plant And Equipment, Gross	32,188	32,188
Computer Equipment [Member]
Property, Plant And Equipment, Gross	$ 17,080	$ 17,080